Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	$ 409	$ 180
Accounts payable and accrued liabilities	256,296	240,747
Long-term debt – Bank Facility	46,246	30,522
Long-term debt – Asset-Based Facility	32,363	37,411
Long-term debt – Notes	263,680	266,865
Other long-term liabilities	18,002	15,785
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	264	124
Accounts payable and accrued liabilities	256,296	240,747
Long-term debt – Bank Facility	0
Long-term debt – Asset-Based Facility	0
Long-term debt – Notes	0
Other long-term liabilities	0
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	145	56
Accounts payable and accrued liabilities	0
Long-term debt – Bank Facility	0
Long-term debt – Asset-Based Facility	0
Long-term debt – Notes	0
Other long-term liabilities	0
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	0
Accounts payable and accrued liabilities	0
Long-term debt – Bank Facility	46,246	30,522
Long-term debt – Asset-Based Facility	32,363	37,411
Long-term debt – Notes	263,680	266,865
Other long-term liabilities	$ 18,002	$ 15,785